Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities
25. Lease liabilities

(Euro thousands)	2023	2022
At January 1,	140,591	140,059
Additions due to new leases and store renewals	35,094	15,606
Interest expense	7,178	6,658
Repayment of lease liabilities (including interest expense)	(38,530)	(41,364)
Contract modifications	9,887	19,922
Disposals	(3,431)	(2,516)
Net foreign exchange differences	(5,020)	2,226

At December 31,	145,769	140,591

Of which:
Non-current	112,898	105,986
Current	32,871	34,605
In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

(Euro thousands)	Total contractual cash flows of lease liabilities	Year 1	Year 2	Year 3	Beyond
At December 31, 2023	167,376	37,824	32,651	26,034	70,867
At December 31, 2022	156,626	38,029	30,435	24,573	63,589